BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Percentage of Company's revenue earned from Company's two largest InsPro Enterprise clients (Details 3) - Customer Concentration Risk - Sales Revenue
	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Client #1
Concentration Risk [Line Items]
Percentage of revenue	24.00%	21.00%	22.00%	27.00%
Client #2
Concentration Risk [Line Items]
Percentage of revenue	12.00%	14.00%	13.00%	13.00%
Client #3
Concentration Risk [Line Items]
Percentage of revenue		13.00%	12.00%	10.00%
Client #4
Concentration Risk [Line Items]
Percentage of revenue			11.00%